Quarterly Report
September 30, 2019
MFS®  New Discovery
Value Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace – 1.4%
CACI International, Inc., “A” (a)	1,871	$432,687
ManTech International Corp., “A”	3,556	253,934
		$686,621
Apparel Manufacturers – 2.3%
PVH Corp.	4,071	$359,184
Skechers USA, Inc., “A” (a)	20,225	755,404
		$1,114,588
Automotive – 2.9%
LKQ Corp. (a)	15,447	$485,808
Methode Electronics, Inc.	6,665	224,211
Stoneridge, Inc. (a)	6,094	188,731
Visteon Corp. (a)	6,156	508,116
		$1,406,866
Brokerage & Asset Managers – 1.0%
TMX Group Ltd.	5,773	$498,234
Business Services – 1.9%
BrightView Holdings, Inc. (a)	25,765	$441,869
PRA Group, Inc. (a)	14,463	488,705
		$930,574
Computer Software – 0.2%
8x8, Inc. (a)	5,842	$121,046
Computer Software - Systems – 1.0%
Verint Systems, Inc. (a)	11,847	$506,815
Construction – 5.7%
Eagle Materials, Inc.	2,094	$188,481
GMS, Inc. (a)	13,723	394,125
Owens Corning	17,782	1,123,822
Toll Brothers, Inc.	25,045	1,028,097
		$2,734,525
Consumer Products – 3.6%
Energizer Holdings, Inc.	7,007	$305,365
Newell Brands, Inc.	29,203	546,680
Prestige Brands Holdings, Inc. (a)	10,579	366,986
Sensient Technologies Corp.	7,740	531,351
		$1,750,382
Consumer Services – 0.4%
Regis Corp. (a)	10,550	$213,321
Containers – 3.4%
Berry Global Group, Inc. (a)	15,082	$592,270
Graphic Packaging Holding Co.	70,764	1,043,769
		$1,636,039
Electrical Equipment – 3.7%
Evoqua Water Technologies Corp. (a)	15,541	$264,508
HD Supply Holdings, Inc. (a)	14,240	557,852
Littlefuse, Inc.	1,355	240,255

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
TriMas Corp. (a)	13,370	$409,790
WESCO International, Inc. (a)	6,588	314,709
		$1,787,114
Electronics – 1.8%
nLIGHT, Inc. (a)	16,372	$256,385
Plexus Corp. (a)	9,870	616,974
		$873,359
Energy - Independent – 1.2%
Matador Resources Co. (a)	9,770	$161,498
WPX Energy, Inc. (a)	38,169	404,210
		$565,708
Engineering - Construction – 2.7%
Construction Partners, Inc., “A” (a)	21,593	$336,419
KBR, Inc.	38,917	955,023
		$1,291,442
Entertainment – 1.0%
IMAX Corp. (a)	22,434	$492,426
Food & Beverages – 3.3%
Cal-Maine Foods, Inc.	8,002	$319,720
Hostess Brands, Inc. (a)	38,158	533,639
Nomad Foods Ltd. (a)	23,574	483,267
Sanderson Farms, Inc.	1,875	283,744
		$1,620,370
Gaming & Lodging – 0.4%
Wyndham Hotels & Resorts, Inc.	4,067	$210,427
Insurance – 2.3%
Everest Re Group Ltd.	958	$254,914
Hanover Insurance Group, Inc.	3,391	459,616
Safety Insurance Group, Inc.	1,426	144,497
Third Point Reinsurance Ltd. (a)	26,332	263,057
		$1,122,084
Internet – 0.6%
Stamps.com, Inc. (a)	4,018	$299,140
Leisure & Toys – 1.3%
Brunswick Corp.	12,287	$640,398
Machinery & Tools – 4.6%
Actuant Corp., “A”	10,395	$228,066
AGCO Corp.	5,691	430,809
ITT, Inc.	4,848	296,649
Kennametal, Inc.	17,696	543,975
Regal Beloit Corp.	4,777	348,005
Ritchie Bros. Auctioneers, Inc.	8,970	357,903
		$2,205,407
Major Banks – 1.1%
TCF Financial Corp.	13,473	$512,917

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.7%
Premier, Inc., “A” (a)	27,826	$804,728
Medical Equipment – 0.9%
Envista Holdings Corp. (a)	14,938	$416,471
Natural Gas - Distribution – 2.8%
New Jersey Resources Corp.	7,792	$352,354
South Jersey Industries, Inc.	30,169	992,862
		$1,345,216
Oil Services – 3.0%
Apergy Corp. (a)	4,893	$132,356
Frank's International N.V. (a)	80,819	383,890
Liberty Oilfield Services, Inc. (l)	12,709	137,639
NOW, Inc. (a)	25,449	291,900
Patterson-UTI Energy, Inc.	58,844	503,116
		$1,448,901
Other Banks & Diversified Financials – 17.8%
Air Lease Corp.	10,951	$457,971
Bank of Hawaii Corp.	7,991	686,667
Brookline Bancorp, Inc.	33,317	490,759
Cathay General Bancorp, Inc.	14,376	499,350
Cullen/Frost Bankers, Inc.	3,162	279,995
CVB Financial Corp.	10,396	216,964
Element Fleet Management Corp.	76,125	609,069
First Hawaiian, Inc.	31,389	838,086
Hanmi Financial Corp.	21,850	410,343
Lakeland Financial Corp.	14,154	622,493
LegacyTexas Financial Group, Inc.	9,260	403,088
Prosperity Bancshares, Inc.	8,303	586,441
Sandy Spring Bancorp, Inc.	7,049	237,622
Signature Bank	4,126	491,902
Textainer Group Holdings Ltd. (a)	22,901	226,949
UMB Financial Corp.	11,420	737,504
Umpqua Holdings Corp.	14,761	242,966
Wintrust Financial Corp.	8,670	560,342
		$8,598,511
Pharmaceuticals – 0.3%
Genomma Lab Internacional S.A., “B” (a)	139,234	$133,491
Pollution Control – 0.6%
Stericycle, Inc. (a)	5,621	$286,277
Real Estate – 11.9%
Brixmor Property Group, Inc., REIT	29,523	$599,022
Corporate Office Properties Trust, REIT	26,891	800,814
Equity Commonwealth, REIT	14,911	510,702
Industrial Logistics Properties Trust, REIT	32,653	693,876
Lexington Realty Trust, REIT	29,958	307,069
Life Storage, Inc., REIT	5,126	540,332
Medical Properties Trust, Inc., REIT	17,818	348,520
Office Properties Income Trust, REIT	14,456	442,932
Spirit Realty Capital, Inc., REIT	9,853	471,564
STAG Industrial, Inc., REIT	11,589	341,644
STORE Capital Corp., REIT	7,738	289,479

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Two Harbors Investment Corp., REIT	29,209	$383,514
		$5,729,468
Specialty Chemicals – 4.1%
Axalta Coating Systems Ltd. (a)	10,391	$313,289
Compass Minerals International, Inc.	6,814	384,923
Element Solutions, Inc. (a)	21,163	215,439
Ferro Corp. (a)	38,631	458,164
Ferroglobe PLC (a)	35,274	39,859
Univar Solutions, Inc. (a)	27,105	562,700
		$1,974,374
Specialty Stores – 3.2%
BJ's Wholesale Club Holdings, Inc. (a)	13,918	$360,059
Michaels Co., Inc. (a)	17,727	173,547
Urban Outfitters, Inc. (a)	19,042	534,890
Zumiez, Inc. (a)	14,710	465,939
		$1,534,435
Trucking – 1.1%
Schneider National, Inc.	25,230	$547,996
Utilities - Electric Power – 3.6%
Black Hills Corp.	12,502	$959,279
Portland General Electric Co.	13,452	758,289
		$1,717,568
Total Common Stocks		$47,757,239
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 2.09% (v)	513,956	$513,956
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.97% (j)	59,018	$59,018

Other Assets, Less Liabilities – (0.0)%		(17,026)
Net Assets – 100.0%		$48,313,187
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $513,956 and $47,816,257, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$47,757,239	$—	$—	$47,757,239
Mutual Funds	572,974	—	—	572,974
Total	$48,330,213	$—	$—	$48,330,213
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At September 30, 2019, the value of securities loaned was $98,867. These loans were collateralized by cash of $59,018 and U.S. Treasury Obligations (held by the lending agent) of $42,987.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$429,251	$9,924,407	$9,839,676	$(26)	$—	$513,956
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$12,272	$—